LOANS PAYABLE	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
LOANS PAYABLE

14. LOANS PAYABLE

As at	March 31, 2024	December 31, 2023
Opening balance	$85,058	$86,571
Repayment of loans payable	(81,685)	(6,747)
Accretion expense	-	5,234
Ending balance	$3,373	$85,058

	Start Date	Maturity Date	Rate	Carrying Value March 31, 2024	Carrying Value December 31, 2023
CEBA	2020-05-19	2024-03-28	0%	$-	$40,000
CEBA	2021-04-23	2024-03-28	0%	-	40,000
Vehicle loan	2019-08-30	2024-09-11	6.99%	3,373	5,058
Total				$3,373	$85,058

The CEBA loans are unsecured, and the vehicle loan is secured by the vehicle. The CEBA loans were repaid March 25, 2024.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)